Stock-based Compensation - Schedule of Activity for Restricted Stock Units (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule Of Activity For Restricted Stock Units Abstract
Shares, Unvested and outstanding, Beginning balance | shares	174,114
Weighted Average Grant Date Fair Value per Share, Unvested and outstanding, Beginning balance, Ending balance | $ / shares	$ 124.59
Shares, Granted | shares	6,203
Weighted Average Grant Date Fair Value per Share, Granted | $ / shares	$ 12.54
Shares, Vested and released | shares	(31,257)
Weighted Average Grant Date Fair Value per Share, Vested and released | $ / shares	$ 181.01
Shares, Forfeited / cancelled | shares	(17,610)
Weighted Average Grant Date Fair Value per Share, Forfeited / cancelled | $ / shares	$ 91.67
Shares, Outstanding | shares	131,450
Weighted Average Grant Date Fair Value per Share, Outstanding | $ / shares	$ 87.02
Shares, Vested and exercisable | shares	(6,430)
Weighted Average Grant Date Fair Value per Share, Vested and exercisable | $ / shares	$ 93.32
Shares, Unvested and outstanding, Ending balance | shares	125,020
Weighted Average Grant Date Fair Value per Share, Unvested and outstanding, Ending balance | $ / shares	$ 86.69